Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	9 Months Ended
Dec. 31, 2024 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	2
Granted (in shares) | shares	10
Vested (in shares) | shares	(1)
Cancelled and forfeited (in shares) | shares	0
Outstanding, ending of period (in shares) | shares	11
Weighted Average Grant Date Fair Value Per RSU
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 68.13
Granted (in dollars per share) | $ / shares	120.36
Vested (in dollars per share) | $ / shares	62.14
Cancelled and forfeited (in dollars per share) | $ / shares	111.29
Outstanding, ending of period (in dollars per share) | $ / shares	$ 116.21